Investment Strategy	May 01, 2026
Sarofim Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund invests primarily in the common stock of U.S. and foreign based companies listed on U.S. exchanges, but it may also invest up to 25% of its net assets in foreign-based companies listed on foreign exchanges, either directly or through American Depositary Receipts (“ADRs”). The Fund focuses on companies with market capitalizations exceeding $5 billion at the time of purchase.

In choosing securities, the Adviser first identifies structurally attractive economic sectors that it believes can support longer term profit growth.

Using fundamental analysis, the Adviser then seeks companies within these sectors that have dominant positions and sustainable competitive advantages in their industries, superior management that productively redeploys cash flow, sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings and dividend growth over the next three to five years or longer. The Adviser seeks to purchase this growth at a reasonable price with the expectation that over time the Fund’s portfolio will appreciate in tandem with the underlying growth.

The Fund employs a “buy-and-hold” investment strategy, which is an investment strategy characterized by a low portfolio turnover rate, which helps to reduce the Fund’s trading costs and minimizes tax liability by limiting the distribution of capital gains. The Fund will sell a security if the Adviser believes there is a significant adverse change in the company’s business fundamentals that may lead to a sustained impairment in earnings power, the company has become grossly overvalued, or more attractive alternatives exist.

Institutional Class | Hamlin High Dividend Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In pursuing the Fund’s investment objective, the Adviser seeks to identify and invest Fund assets in dividend-paying equity securities of companies that, in the Adviser’s opinion, are undervalued in the market. Generally, the Adviser seeks companies with the following characteristics:

●	Dividend yields at least one and one-half times that of the S&P 500 Index;

●	History of increasing dividends and/or prospects for future dividend growth;

●	Low debt, ample free cash flow and attractive returns on equity;

●	Attractive valuation suggesting appreciation potential; and

●	Company management teams with experience, significant equity ownership and a tangible commitment to paying consistent and growing dividends over time.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include shares of real estate investment trusts (“REITs”) and interests in master limited partnerships (“MLPs”). The Fund may invest in companies of any market capitalization range, although the Adviser expects to invest Fund assets mostly in mid- and large-capitalization companies. The Fund will generally invest in equity securities of domestic companies, but may invest in equity securities of foreign companies and American Depositary Receipts (“ADRs”). The Adviser defines foreign companies as companies incorporated outside of the United States that do not maintain a headquarters or primary operation within the United States. Companies incorporated outside of the United States strictly for operational, tax, political, or other benefits, but which behave primarily like U.S. companies and whose securities are traded on a U.S. exchange, will not be considered foreign companies.

Investor Class | Hamlin High Dividend Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In pursuing the Fund’s investment objective, the Adviser seeks to identify and invest Fund assets in dividend-paying equity securities of companies that, in the Adviser’s opinion, are undervalued in the market. Generally, the Adviser seeks companies with the following characteristics:

●	Dividend yields at least one and one-half times that of the S&P 500 Index;

●	History of increasing dividends and/or prospects for future dividend growth;

●	Low debt, ample free cash flow and attractive returns on equity;

●	Attractive valuation suggesting appreciation potential; and

●	Company management teams with experience, significant equity ownership and a tangible commitment to paying consistent and growing dividends over time.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include shares of real estate investment trusts (“REITs”) and interests in master limited partnerships (“MLPs”). The Fund may invest in companies of any market capitalization range, although the Adviser expects to invest Fund assets mostly in mid- and large-capitalization companies. The Fund will generally invest in equity securities of domestic companies, but may invest in equity securities of foreign companies and American Depositary Receipts (“ADRs”). The Adviser defines foreign companies as companies incorporated outside of the United States that do not maintain a headquarters or primary operation within the United States. Companies incorporated outside of the United States strictly for operational, tax, political, or other benefits, but which behave primarily like U.S. companies and whose securities are traded on a U.S. exchange, will not be considered foreign companies.